State Street Galaxy Transformative Tech Accelerators ETF Annual Total Returns	12 Months Ended
Dec. 31, 2025
State Street Galaxy Transformative Tech Accelerators ETF | State Street Galaxy Transformative Tech Accelerators ET
Prospectus [Line Items]
Annual Return [Percent]	41.17%